Other assets (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial assets	[1],[2]	R$ 64,411,451	R$ 52,416,117
Foreign exchange transactions	[3]	37,099,430	25,754,975
Debtors for guarantee deposits	[4]	19,819,051	18,489,500
Securities trading		4,795,860	6,111,610
Trade and credit receivables		1,403,653	759,677
Receivables		1,293,457	1,300,355
Other assets		7,994,655	8,475,829
Deferred acquisition cost (insurance)		1,115,127	1,020,567	R$ 983,999
Other debtors		3,104,184	3,475,850
Prepaid expenses		1,045,313	1,019,578
Interbank and interdepartmental accounts		348,092	444,023
Other	[5]	2,381,939	2,515,811
Total		R$ 72,406,106	R$ 60,891,946

[1]	Financial assets are recorded at amortized cost; and
[2]	In 2021, there were no losses for impairment of other financial assets.
[3]	Mainly refers to purchases in foreign currency made by the institution on behalf of customers and rights in the institution’s domestic currency, resulting from exchange sale operations;
[4]	It refers to deposits resulting from legal or contractual requirements, including guarantees provided in cash, such as those made for the filing of appeals in departments or courts and those made to guarantee services of any nature;
[5]	It includes basically trade and credit receivables, material supplies, other advances and payments to be reimbursed;